Accounts Receivable, Net (Details) - USD ($)	Apr. 24, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Line Items]
Unbilled accounts receivable		$ 10,030,721	$ 10,027,584
Total account receivable		$ 21,487,053	$ 14,814,583
Percentage of billed accounts receivable	5.60%	7.60%
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable		2.00%
Forecast [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Total account receivable	$ 1,600,000